Prepaid Expenses and Deposits (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses And Deposits
Prepaid and deposits related to exploration and evaluation expenditures	$ 519	$ 730
Other prepaid expenses and deposits	396	437
Total prepaid expenses and deposits	915	1,167
Less: non-current portion	(198)	(220)	$ 0
Prepaid expenses and deposits	$ 717	$ 947	$ 479